Intangible Assets Subject to Amortization (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014
Intangible assets subject to amortization
Balance at the beginning of the period	$ 115.9			$ 74.9
Acquisitions	5.0	131.7
Amortization and other activity	(36.5)	(15.8)
Balance at the end of the period	84.4	115.9		74.9
Amortization expense	38.2	19.4
Amortization of the intangible assets
2014	37.4
2015	28.7
2016	15.3
2017	1.1
2018	1.1
Thereafter	0.8
Total	84.4	115.9		74.9
Customer relationships
Intangible assets subject to amortization
Balance at the beginning of the period	88.3
Acquisitions	1.7	100.0
Amortization and other activity	(25.1)	(11.7)
Balance at the end of the period	64.9	88.3
Amortization of the intangible assets
Total	64.9	88.3
Other
Intangible assets subject to amortization
Balance at the beginning of the period	27.6
Acquisitions	3.3	31.7
Amortization and other activity	(11.4)	(4.1)
Balance at the end of the period	19.5	27.6
Amortization of the intangible assets
Total	$ 19.5	$ 27.6